Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2021 USD ($)
2022	$ 2,704
2023	(2,066)
2024	(13,165)
2025	(8,182)
2026 and thereafter	(2,271)
Total	$ (22,980)